                         iShares Goldman Sachs Series



ANNUAL REPORT
July 31, 2001


[LOGO]

                                                         The way you invest now.
                                                                    Only better.

TABLE OF CONTENTS



Shareholder Letter...............................................   1
Market Overview..................................................   3
Managers' Discussion & Analysis..................................   4
Schedules of Investments.........................................  12
   iShares Goldman Sachs Technology Index Fund...................  12
   iShares Goldman Sachs Networking Index Fund...................  15
   iShares Goldman Sachs Semiconductor Index Fund................  16
   iShares Goldman Sachs Software Index Fund.....................  17
Financial Statements.............................................  18
Financial Highlights.............................................  21
Notes to the Financial Statements................................  22
Report of Independent Accountants................................  27
Supplemental Information (Unaudited).............................  28

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

TO OUR SHAREHOLDERS

The iShares(R) Funds' annual period ended July 31, 2001 was one of continued market volatility. Significant events during this period included:

- The Nasdaq Composite Index experienced its worst first quarter performance in history, and the S&P 500 experienced its worst first quarter in 23 years.

- The Federal Reserve Board lowered short-term interest rates six times during the first half of 2001, bringing the federal funds rate to 3.75% and the discount rate to 3.25%.

-  In April, the jobless rate reached 4.55%, its highest level in ten years.

- The federal government passed a 10-year, $1.35 trillion tax-cut package that will provide tax rebates in the third quarter of 2001.

As you read through this report and review the performance of the Funds in your portfolio, we encourage you to keep long-term goals in mind when making investment decisions. While one fund's recent performance may be better than another's, it is important to remember that past performance is no guarantee of future results. Even as market conditions change, you should maintain your investment strategy as long as it remains appropriate for your short- or long-term objectives. One trait many successful investors share is the ability to stay focused on their personal financial goals and fundamental long-term market opinions, while ignoring temporary market swings. Also, please note that three of the funds in this annual report have only three weeks of return information to report as of July 31, 2001. These three are the iShares Goldman Sachs Networking Index Fund, the iShares Goldman Sachs Semiconductor Index Fund, and the iShares Goldman Sachs Software Index Fund.

We trust that the Funds are fulfilling your expectations as a simple, cost-effective way for you to invest in your future, and will continue to do so. We also encourage you to consider the appropriateness of other iShares Funds as part of your long-term investment program. iShares Funds offer investors a wide range of indexed investment choices based on market capitalization, investment style, and sector exposure.

We appreciate your confidence and look forward to helping you meet your investment goals.

iSHARES FUNDS                                                     SEPTEMBER 2001

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iSHARES SHAREHOLDER LETTER                                                PAGE 1
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                      THIS PAGE INTENTIONALLY LEFT BLANK.

MARKET OVERVIEW

Interest rate concerns dominated many investors' attention during the 12-month period ended July 31, 2001. However, as the year unfolded and the economic landscape moved from an inflationary environment to one of sluggish growth, many investors' worries went from fears of an economy that was growing too rapidly to fears of one that was growing too slowly, and the Federal Reserve Board ("the Fed") reversed its stance from raising interest rates in an effort to stem inflation to cutting rates in an effort to stimulate growth.

During the first few months of the annual period, signs of a slowing economy quelled investor concerns about inflation. However, investors began to focus on new areas for worry. In September, the price of crude oil reached a 10-year high. At the same time, the euro dipped to an all-time low since its introduction in January 1999. Many investors' concerns about the impact that these factors would have on corporate earnings were realized as industry leaders announced that they would fail to meet earnings expectations. By December 2000, worries that the economy was heading for a recession began to mount. Economic news suggested that the economy's growth rate had slowed from 5.0% in the first half of the year 2001 to less than 2.5% in the second half.

The earnings warnings and revisions that had begun in late 2000 became commonplace in the first quarter of 2001, as did layoffs. Markets reflected the poor investor sentiment during the quarter: the S&P 500 Index logged its worst first quarter in 23 years. On April 4, the Nasdaq reached 1638, representing a loss of two-thirds of its value since its peak on March 10, 2000. Poor economic indicators contributed to the bleak outlook.

In response to the signs of a faltering economy, the Fed launched an aggressive campaign to avoid a recession. By June, the Fed had cut rates six times in six months. The cuts represented a cumulative 2.75%, reducing the Federal Funds rate from 6.50% to 3.75%. The federal government also acted to stimulate the economy. In the second quarter, a $1.35 trillion tax cut was passed, including a tax rebate that would inject capital into the economy in the third quarter.

Despite these actions, mixed economic signs and poor earnings growth weighed on the markets. Industrial output figures reached their lowest levels in five years. GDP growth dipped to 0.7% for the second quarter, a fraction of its 5% rate a year earlier. Jobless claims reached 4.5% in July, and White House economic advisor Lawrence Lindsay warned that the rate could reach 5% by the end of summer. The Fed expressed continued concerns about the level of economic weakness, indicating more interest rate cuts may come later in the year.

The impact of the slowdown hit technology stocks particularly hard. For example, while consumer spending grew at a mere annualized 2.1% during the second quarter, investment in equipment and software was reported at a negative 14.5% annualized rate during the same period. As cutbacks in technology spending led to increased inventories among technology companies, many posted earnings levels that were significantly lower than in previous quarters. In July, Nasdaq short interest spiked to an all-time high, reflecting the negative sentiment surrounding technology companies.

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iSHARES MARKET OVERVIEW                                                   PAGE 3

MANAGERS' DISCUSSION & ANALYSIS

                  iSHARES GOLDMAN SACHS TECHNOLOGY INDEX FUND
                           PERFORMANCE AS OF 7/31/01

--------------------------------------------------------------------------------
                                 TOTAL RETURNS
--------------------------------------------------------------------------------


                                                                          INCEPTION TO JULY 31, 2001
                                                          -----------------------------------------------------------
                  FUND                    INCEPTION DATE   INDEX           MARKET*                    NAV**
                  ----                    --------------  -------  ------------------------  ------------------------
iShares Goldman Sachs Technology Index
  Fund                                        03/13/01    (3.59)%                3.50%                    (3.76)%

--------------------------------------------------------------------------------

   * Calculated based on the Fund's Market Price from the Fund's first day of trading on the exchange (03/19/01)

  **  Calculated based on the Fund's Net Asset Value (NAV)

 Total returns represent the iShares Fund's change in value during the periods noted above. The Market and NAV returns assume that dividends and capital gains distributions have been reinvested in the Fund at market price and net asset value, respectively. Market price returns do not include brokers' commissions. If brokerage commissions were included, market returns would be lower. The Fund's past performance is no guarantee of future results. The returns shown both in the table above and on the graph that follows do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Goldman Sachs Indices are statistical composites that track specified financial markets or sectors. Unlike the Funds, the Indices do not actually hold a portfolio of securities and therefore do not incur the management, administration, distribution, transaction or other expenses incurred by the Funds. These expenses negatively impact the performance of the Funds.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                  [CHART]

TOP TEN INDEX HOLDINGS
Microsoft Corp.                        8.9%
Intel Corp.                            8.0%
AOL Time Warner Inc.                   7.8%
International Business Machines Corp.  7.4%
Cisco Systems Inc.                     5.6%
Oracle Corp.                           4.1%
Dell Computer Corp.                    2.8%
Texas Instruments Inc.                 2.4%
Sun Microsystems Inc.                  2.1%
Hewlett-Packard Co.                    1.9%


The iSHARES GOLDMAN SACHS TECHNOLOGY INDEX FUND seeks to track the Goldman Sachs Technology Index. For the period from the Fund's inception on March 13, 2001 through July 31, 2001 (the "reporting period"), the Fund declined 3.76%, compared with the Goldman Sachs Technology Index's decline of 3.59%.

The Fund's reporting period was marked with weak economic indicators, corporate earnings disappointments, and job cuts. Against a backdrop of a slowing economy, the Federal Reserve Board (the "Fed") continued to aggressively lower interest rates in an effort to avoid a recession. By the end of June, the Fed Funds rate stood at 3.75%, its lowest level in seven years. In July, Fed chairman Alan Greenspan cautioned that another rate cut might be necessary to stem the economic slowdown. Two key economic indicators supported the Fed's caution: the jobless rate reached its highest level in ten years, and second quarter GDP growth was a mere 0.7%, the slowest rate in eight years.

--------------------------------------------------------------------------------
  PAGE 4                                                          [iSHARES LOGO]

Not surprisingly, the bulk of corporate layoffs and earnings disappointments came from the technology sector. Technology spending plunged throughout the reporting period, and second quarter PC shipments experienced their first year-over-year drop on record. Faced with contracting demand and increasing inventory levels, many technology companies revised earnings estimates downward and trimmed their workforces. In July alone, technology companies laid off 30,000 workers.

Within the Index, top holding Microsoft Corporation was the biggest positive contributor to performance. Representing 8.90% of the Index as of July 31, 2001, Microsoft rebounded during the period ended July 31, 2001 to return 22.15%. Other positive contributors included AOL Time Warner Inc. (7.75% of the Index as of July 31, 2001), which gained 11.67%, and Dell Computer Corporation (2.81% of the Index at July 31), which rose 12.50%. However, technology bellwethers Cisco Systems Inc. (5.63% of the Index as of July 31, 2001) and Sun Microsystems Inc. (2.12% of the Index as of July 31) were a drag on overall fund performance, losing 10.08% and 14.82%, respectively. Hewlett-Packard Co. also detracted from performance, sinking 21.52% during the reporting period.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                    [CHART]

                  iSHARES GOLDMAN SACHS TECHNOLOGY INDEX FUND
                         GROWTH OF $10,000 INVESTMENT

              iSHARES GOLDMAN SACHS              GOLDMAN SACHS
              TECHNOLOGY INDEX FUND             TECHNOLOGY INDEX

                     $10,000                         $10,000
Mar-01                $9,053                          $9,054
Apr-01               $10,776                         $10,782
May-01               $10,344                         $10,353
Jun-01               $10,361                         $10,380
Jul-01                $9,624                          $9,641

Past performance is no guarantee of future results.

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iSHARES MANAGERS' DISCUSSION & ANALYSIS                                   PAGE 5

MANAGERS' DISCUSSION & ANALYSIS

                  iSHARES GOLDMAN SACHS NETWORKING INDEX FUND
                           PERFORMANCE AS OF 7/31/01

--------------------------------------------------------------------------------
                                 TOTAL RETURNS
--------------------------------------------------------------------------------

                                                                          INCEPTION TO JULY 31, 2001
                                                          ----------------------------------------------------------
                  FUND                    INCEPTION DATE  INDEX           MARKET*                    NAV**
                  ----                    --------------  ------  ------------------------  ------------------------
iShares Goldman Sachs Networking Index
  Fund                                        07/10/01    4.64%                (3.75)%                    4.68%

--------------------------------------------------------------------------------

   * Calculated based on the Fund's Market Price from the Fund's first day of trading on the exchange (07/13/01)

  **  Calculated based on the Fund's Net Asset Value (NAV)

 Total returns represent the iShares Fund's change in value during the periods noted above. The Market and NAV returns assume that dividends and capital gains distributions have been reinvested in the Fund at market price and net asset value, respectively. Market price returns do not include brokers' commissions. If brokerage commissions were included, market returns would be lower. The Fund's past performance is no guarantee of future results. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Goldman Sachs Indices are statistical composites that track specified financial markets or sectors. Unlike the Funds, the Indices do not actually hold a portfolio of securities and therefore do not incur the management, administration, distribution, transaction or other expenses incurred by the Funds. These expenses negatively impact the performance of the Funds.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

             [CHART]

TOP TEN INDEX HOLDINGS
Motorola Inc.              13.7%
QUALCOMM Inc.              11.1%
Cisco Systems Inc.         10.0%
Lucent Technologies Inc.    8.3%
Nortel Networks Corp.       6.9%
Corning Inc.                5.3%
Agilent Technologies Inc.   4.8%
JDS Uniphase Corp.          4.4%
Ciena Corp.                 4.0%
Amdocs Ltd.                 3.6%


The iSHARES GOLDMAN SACHS NETWORKING INDEX FUND seeks to track the Goldman Sachs Networking Index. For the period from the Fund's inception on July 10, 2001 through July 31, 2001 (the "reporting period"), the Fund returned 4.68%, compared with the Goldman Sachs Networking Index's return of 4.64%.

The Fund's launch came on the heels of an aggressive campaign by the Federal Reserve Board (the "Fed") to revive a sluggish economy. In the face of weak economic indicators and poor corporate earnings, the Fed sliced rates throughout the first half of the year. In July, Fed Chairman Alan Greenspan warned that additional cuts might be needed to stimulate the economy. Economic news released in July confirmed his cautionary stance: second quarter GDP growth was a weak 0.7%, down from 1.3% in the first quarter and its lowest level in eight years. In addition, the jobless rate rose to 4.5%, its highest level in more than 10 years.

The technology sector suffered the brunt of the economic slowdown, issuing earnings warnings and laying off workers. During the month of July alone, technology companies laid off 30,000 employees.

--------------------------------------------------------------------------------
  PAGE 6                                                          [iSHARES LOGO]

Despite the technology sector's malaise, some networking stocks posted healthy gains during the reporting period, contributing to the Index's positive performance. Motorola Inc., the Index's top holding and 13.71% of the Index as of July 31, 2001, gained an impressive 20.58% during the reporting period. Cisco Systems Inc. (10.05% of the Index as of July 31, 2001) rebounded from earlier negative performance to gain 18.64% during the period. Other strong performers included Lucent Technologies Inc. (8.34% of the Index) and CIENA Corporation (3.95% of the Index as of July 31), which returned 11.48% and 13.13%, respectively. However, JDS Uniphase (4.44% of the Index) continued to struggle, losing 14.37% during the period. The world's largest maker of fiber-optic parts, JDS Uniphase Corp. reported a full-year loss of $50.6 billion, the largest annual loss in U.S. history.

--------------------------------------------------------------------------------
iSHARES MANAGERS' DISCUSSION & ANALYSIS                                   PAGE 7

MANAGERS' DISCUSSION & ANALYSIS

                 iSHARES GOLDMAN SACHS SEMICONDUCTOR INDEX FUND
                           PERFORMANCE AS OF 7/31/01

--------------------------------------------------------------------------------
                                 TOTAL RETURNS
--------------------------------------------------------------------------------

                                                                          INCEPTION TO JULY 31, 2001
                                                          -----------------------------------------------------------
                  FUND                    INCEPTION DATE   INDEX           MARKET*                    NAV**
                  ----                    --------------  -------  ------------------------  ------------------------
iShares Goldman Sachs Semiconductor
  Index Fund                                  07/10/01    12.63%                 1.72%                    12.61%

--------------------------------------------------------------------------------

   * Calculated based on the Fund's Market Price from the Fund's first day of trading on the exchange (07/13/01)

  **  Calculated based on the Fund's Net Asset Value (NAV)

 Total returns represent the iShares Fund's change in value during the periods noted above. The Market and NAV returns assume that dividends and capital gains distributions have been reinvested in the Fund at market price and net asset value, respectively. Market price returns do not include brokers' commissions. If brokerage commissions were included, market returns would be lower. The Fund's past performance is no guarantee of future results. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Goldman Sachs Indices are statistical composites that track specified financial markets or sectors. Unlike the Funds, the Indices do not actually hold a portfolio of securities and therefore do not incur the management, administration, distribution, transaction or other expenses incurred by the Funds. These expenses negatively impact the performance of the Funds.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

              [CHART]

TOP TEN INDEX HOLDINGS
Motorola Inc.                   9.4%
Intel Corp.                     9.1%
Texas Instruments Inc.          8.4%
Applied Materials Inc.          7.8%
STMicroelectronics NV           6.5%
Micron Technology Inc.          5.8%
Analog Devices Inc.             3.8%
Maxim Integrated Products Inc.  3.5%
Linear Technology Corp.         3.2%
Xilinx Inc.                     3.0%


The iSHARES GOLDMAN SACHS SEMICONDUCTOR INDEX FUND seeks to track the Goldman Sachs Semiconductor Index. For the period from the Fund's inception on July 10, 2001 through July 31, 2001 (the "reporting period"), the Fund returned 12.61%, compared with the Goldman Sachs Semiconductor Index's return of 12.63%.

The Fund's inception came in the wake of a slowing economy and weak corporate revenues. During the months preceding the Fund's launch, the Federal Reserve Board (the "Fed") had aggressively cut interest rates in an effort to steer the economy clear of recession. By July, Fed Chairman Alan Greenspan warned that additional Fed easing might be needed to revive economic growth. During the month of July, weak economic indicators echoed this sentiment. Second quarter GDP growth was only 0.7%, compared with 1.3% in the first quarter and 5% in the first half of 2000. Jobless claims reached 4.5%, with warnings that they could go as high as 5.0%.

--------------------------------------------------------------------------------
  PAGE 8                                                          [iSHARES LOGO]

The technology sector, in particular, felt the effects of a slowing economy. As corporate spending on technology slowed, many technology companies failed to meet earnings estimates and were forced to lay off workers. Following layoffs in the first half of the year, an additional 30,000 technology company employees lost their jobs in July. However, the semiconductor sector, which had suffered from declining demand during the first half of the year, began to show renewed signs of life in July.

Index holdings reflected this renewed strength. Top holding Motorola (9.44% of the Index as of July 31, 2001) posted a gain of 20.58% during the reporting period. Semiconductor company Texas Instruments Inc., the Index's third largest holding and 8.35% of the Index as of July 31, 2001, also fared well, returning 16.43% for the reporting period. Other strong performers were Analog Devices Inc. (3.81% of the Index as of July 31, 2001) and Maxim Integrated Products Inc. (3.49% of the Index), which gained 18.62% and 16.74%, respectively.

--------------------------------------------------------------------------------
iSHARES MANAGERS' DISCUSSION & ANALYSIS                                   PAGE 9

MANAGERS' DISCUSSION & ANALYSIS

                   iSHARES GOLDMAN SACHS SOFTWARE INDEX FUND
                           PERFORMANCE AS OF 7/31/01

--------------------------------------------------------------------------------
                                 TOTAL RETURNS
--------------------------------------------------------------------------------

                                                                          INCEPTION TO JULY 31, 2001
                                                          -----------------------------------------------------------
                  FUND                    INCEPTION DATE   INDEX           MARKET*                    NAV**
                  ----                    --------------  -------  ------------------------  ------------------------
iShares Goldman Sachs Software Index
  Fund                                        07/10/01    (1.68)%               (5.92)%                   (1.71)%

--------------------------------------------------------------------------------

   * Calculated based on the Fund's Market Price from the Fund's first day of trading on the exchange (07/13/01)

  **  Calculated based on the Fund's Net Asset Value (NAV)

 Total returns represent the iShares Fund's change in value during the periods noted above. The Market and NAV returns assume that dividends and capital gains distributions have been reinvested in the Fund at market price and net asset value, respectively. Market price returns do not include brokers' commissions. If brokerage commissions were included, market returns would be lower. The Fund's past performance is no guarantee of future results. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Goldman Sachs Indices are statistical composites that track specified financial markets or sectors. Unlike the Funds, the Indices do not actually hold a portfolio of securities and therefore do not incur the management, administration, distribution, transaction or other expenses incurred by the Funds. These expenses negatively impact the performance of the Funds.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                  [CHART]

TOP TEN INDEX HOLDINGS
Oracle Corp.                            11.1%
Microsoft Corp.                          9.6%
Computer Associates International Inc.   7.6%
Veritas Software Corp.                   6.0%
Siebel Systems Inc.                      5.9%
PeopleSoft Inc.                          4.9%
Check Point Software Technologies Ltd.   3.8%
Yahoo! Inc.                              3.8%
Amdocs Ltd.                              3.8%
Adobe Systems Inc.                       3.4%


The iSHARES GOLDMAN SACHS SOFTWARE INDEX FUND seeks to track the Goldman Sachs Software Index. For the period from the Fund's inception on July 10, 2001 through July 31, 2001 (the "reporting period"), the Fund declined 1.71%, compared with the Goldman Sachs Software Index's decline of 1.68%.

During the months leading up to the Fund's inception, the Federal Reserve Board (the "Fed") led an aggressive campaign to keep the sagging U.S. economy from sinking into a recession. Despite the Fed's efforts, however, in July Corporate America released poor second quarter earnings and announced additional job cuts. Fed Chairman Alan Greenspan warned that additional interest rate cuts might be needed to effectively stimulate economic growth. Second quarter GDP growth figures of 0.7% -- the weakest numbers in eight years -- and a jobless rate of 4.5% supported the pessimistic sentiment.

--------------------------------------------------------------------------------
  PAGE 10                                                         [iSHARES LOGO]

The slowdown was probably felt most severely in the technology sector. Corporate spending on technology slowed dramatically throughout the first half of the year, causing technology companies to either miss second quarter earnings estimates or revise them downward. As these numbers were released in July, many technology stocks saw their share prices drop. Following layoffs earlier in the year, a second wave of job cuts in July affected 30,000 technology workers.

Within the Index, performance was mixed. Index holdings Computer Associates International Inc. (7.55% of the Index as of July 31, 2001) and PeopleSoft Inc. (4.88% of the Index as of July 31, 2001) posted returns of 10.80% and 9.04%, respectively, for the period from July 10 to July 31, 2001. On the other side of the performance spectrum, Veritas Software Corp. (6.02% of the Index as of July 31, 2001) and Siebel Systems Inc. (5.93% of the Index) lost 15.10% and 13.85%, respectively. Adobe Systems Inc. (3.40% of the Index as of July 31) also continued to struggle, declining 12.71% for the period.

--------------------------------------------------------------------------------
iSHARES MANAGERS' DISCUSSION & ANALYSIS                                  PAGE 11
iSHARES GOLDMAN SACHS TECHNOLOGY INDEX FUND
SCHEDULE OF INVESTMENTS
JULY 31, 2001



SECURITY                                      SHARES        VALUE
-----------------------------------------------------------------

COMMON STOCKS - 100.03%
-----------------------------------------------------------------
Microsoft Corp.+                             106,395  $ 7,042,285
Intel Corp.                                  213,157    6,354,210
AOL Time Warner Inc.+                        135,005    6,135,977
International Business Machines Corp.         55,707    5,860,933
Cisco Systems Inc.+                          231,971    4,458,483
Oracle Corp.+                                177,928    3,216,938
Dell Computer Corp.+                          82,443    2,220,190
Texas Instruments Inc.                        55,028    1,898,466
Sun Microsystems Inc.+                       103,233    1,681,666
Hewlett-Packard Co.                           61,584    1,518,661
QUALCOMM Inc.+                                23,995    1,517,204
EMC Corp.+                                    69,950    1,379,414
Motorola Inc.                                 69,615    1,301,104
Applied Materials Inc.+                       25,649    1,176,263
Automatic Data Processing Inc.                19,787    1,008,148
Electronic Data Systems Corp.                 14,834      947,151
STMicroelectronics NV-NY Shares+*             28,115      895,182
First Data Corp.                              12,414      860,538
Nortel Networks Corp.                        101,033      803,212
Compaq Computer Corp.                         53,460      798,692
Micron Technology Inc.+                       18,893      793,506
Lucent Technologies Inc.                     107,929      723,124
Computer Associates International Inc.        18,275      630,122
eBay Inc.+                                     8,569      536,162
Veritas Software Corp.+                       12,600      534,366
Analog Devices Inc.+                          11,386      523,756
Siebel Systems Inc.+*                         14,365      495,018
Maxim Integrated Products Inc.+               10,395      479,937
Paychex Inc.                                  11,821      464,565
Corning Inc.+*                                29,504      462,033
Concord EFS Inc.+                              7,681      440,736
Linear Technology Corp.                       10,059      438,371
Xilinx Inc.+                                  10,447      417,880
Agilent Technologies Inc.+                    14,487      414,473
PeopleSoft Inc.+                               9,328      407,354
JDS Uniphase Corp.+                           41,725      385,539
Flextronics International Ltd.+               14,107      383,569
Altera Corp.+                                 12,279      369,107
Solectron Corp.+                              20,726      362,290
VeriSign Inc.+*                                6,361      347,374
Ciena Corp.+                                  10,365      343,496
Check Point Software Technologies Ltd.+*       7,235      320,076
KLA-Tencor Corp.+                              5,872      319,378
Amdocs Ltd.+                                   7,036      317,113
Yahoo! Inc.+*                                 17,984      316,878
ASM Lithography Holding NV "R"+               14,798      302,915
Adobe Systems Inc.                             7,594      284,699
BEA Systems Inc.+*                            12,456      274,655
Celestica Inc.+*                               5,537      267,160
Juniper Networks Inc.+                        10,195      261,910
Broadcom Corp. "A"+*                           5,729      249,956
LSI Logic Corp.+                              11,378      247,813
Electronic Arts Inc.+                          4,220      240,202
Brocade Communications System Inc.+            7,176      236,162
SunGard Data Systems Inc.+                     8,525      232,477
Novellus Systems Inc.+                         4,512      229,977
Intuit Inc.+                                   6,627      227,836
Fiserv Inc.+                                   3,951      226,708
Sanmina Corp.+                                10,153      221,437
Tellabs Inc.+                                 12,983      213,830
Apple Computer Inc.+                          11,082      208,231
Sabre Holdings Corp.+                          4,190      205,980
Advanced Micro Devices Inc.+                  10,835      197,847
Jabil Circuit Inc.+*                           6,075      197,438
Citrix Systems Inc.+                           5,843      195,565
Computer Sciences Corp.+                       5,337      192,719
Teradyne Inc.+                                 5,521      187,604
Lexmark International Group Inc. "A"+          4,091      187,041
DST Systems Inc.+                              3,898      184,181
NVIDIA Corp.+*                                 2,217      179,355
National Semiconductor Corp.+                  5,518      176,852
Cadence Design Systems Inc.+                   7,902      174,318
Applied Micro Circuits Corp.+                  9,510      163,001
Compuware Corp.+                              11,698      160,263
PMC - Sierra Inc.+                             5,219      158,188
BMC Software Inc.+                             7,710      154,200
Comverse Technology Inc.+                      5,437      153,758
Microchip Technology Inc.+                     4,156      150,863
Atmel Corp.+                                  14,748      147,627
Amazon.com Inc.+*                             11,369      141,999
Sonus Networks Inc.+*                          6,451      141,535
RF Micro Devices Inc.+*                        5,163      141,260
Openwave Systems Inc.+*                        5,347      136,669
SCI Systems Inc.+                              4,651      135,809
Scientific-Atlanta Inc.                        5,152      131,118
Peregrine Systems Inc.+*                       4,707      128,736
Network Appliance Inc.+                       10,308      128,644
Agere Systems Inc.+                           23,117      127,837
i2 Technologies Inc.+                         13,006      125,508
Integrated Device Technology Inc.+*            3,377      124,442


--------------------------------------------------------------------------------
  PAGE 12                                                         [iSHARES LOGO]
iSHARES GOLDMAN SACHS TECHNOLOGY INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
JULY 31, 2001


SECURITY                                      SHARES        VALUE
-----------------------------------------------------------------

COMMON STOCKS (CONTINUED)
-----------------------------------------------------------------
Affiliated Computer Services Inc. "A"+*        1,490  $   123,432
ADC Telecommunications Inc.+                  25,069      123,089
AVX Corp.                                      5,523      121,506
CDW Computer Centers Inc.+                     2,777      119,328
Symantec Corp.+                                2,391      115,270
Vitesse Semiconductor Corp.+*                  5,805      114,881
Unisys Corp.+                                 10,019      114,718
Avaya Inc.+                                    8,981      112,532
Marvell Technology Group Ltd.+*                3,652      112,080
QLogic Corp.+                                  2,914      111,927
Cabletron Systems Inc.+                        5,977      110,993
Rational Software Corp.+                       6,430      110,082
Cypress Semiconductor Corp.+                   4,017      109,584
Lam Research Corp.+*                           3,912      109,497
Gateway Inc.+*                                10,220      107,208
Mercury Interactive Corp.+                     2,617      101,173
PerkinElmer Inc.                               3,197      100,706
Extreme Networks Inc.+                         3,580      100,347
ONI Systems Inc.+*                             4,319       99,985
Synopsys Inc.+                                 1,929       99,826
Bisys Group Inc.+*                             1,841       98,475
Micrel Inc.+                                   2,885       97,167
American Tower Corp.+*                         5,707       96,734
Palm Inc.+                                    17,951       96,397
Homestore.com Inc.+*                           3,407       94,033
Vishay Intertechnology Inc.+                   3,871       93,098
TriQuint Semiconductor Inc.+                   4,087       92,571
Symbol Technologies Inc.                       7,175       89,042
Amkor Technology Inc.+*                        4,830       87,906
Arrow Electronics Inc.+*                       3,120       83,460
Lattice Semiconductor Corp.+                   3,428       82,958
CheckFree Corp.+*                              2,743       82,729
American Power Conversion Corp.+               6,171       82,383
Semtech Corp.+                                 2,187       81,028
L-3 Communications Holdings Inc.+              1,078       80,419
Ceridian Corp.+                                4,610       79,707
Foundry Networks Inc.+*                        3,782       79,649
Parametric Technology Corp.+                   8,366       79,226
Jack Henry & Associates Inc.                   2,797       79,071
CSG Systems International Inc.+                1,671       78,804
Quest Software Inc.+                           2,772       77,810
Macrovision Corp.+                             1,582       76,458
Fairchild Semiconductor Corp. "A"+             3,145       75,008
Intersil Holding Corp.+                        2,157       74,848
Expedia Inc. "A"+*                             1,543       74,589
Conexant Systems Inc.+                         7,816       74,330
International Rectifier Corp.+*                1,986       74,157
Network Associates Inc.+                       4,328       72,884
Avnet Inc.                                     2,925       69,878
KPMG Consulting Inc.+                          4,987       69,619
EarthLink Inc.+                                4,139       67,755
Tektronix Inc.+                                2,973       67,457
Polycom Inc.+                                  2,623       66,755
Crown Castle International Corp.+              6,772       66,027
E*trade Group Inc.+                           10,103       65,467
WebMD Corp.+                                  11,297       65,071
Advanced Fibre Communications Inc.+            2,564       64,741
Autodesk Inc.                                  1,722       64,213
Finisar Corp.+*                                5,577       63,745
C-MAC Industries Inc.+                         2,735       63,315
UTStarcom Inc.+                                3,060       63,281
Pixar Inc.+                                    1,515       63,251
Harris Corp.                                   2,082       62,502
Cerner Corp.+                                  1,102       62,087
Vignette Corp.+                                7,763       61,638
Emulex Corp.+                                  2,588       60,740
Sycamore Networks Inc.+                        8,655       60,585
National Instruments Corp.+                    1,606       57,270
Andrew Corp.+                                  2,574       56,731
Cree Inc.+*                                    2,305       56,380
TIBCO Software Inc.+                           6,220       56,291
Research in Motion Ltd.+*                      2,362       55,578
NetIQ Corp.+                                   1,668       55,027
Advent Software Inc.+                            973       54,994
Amphenol Corp. "A"+                            1,316       54,588
KEMET Corp.+                                   2,770       53,627
3Com Corp.+                                   10,705       52,454
Reynolds & Reynolds Co. "A"                    2,289       52,418
SanDisk Corp.+                                 2,154       50,921
West Corp.+                                    2,043       50,564
Novell Inc.+                                  10,047       50,135
Maxtor Corp.+                                  7,548       49,817
Retek Inc.+                                    1,543       49,499
Sybase Inc.+                                   3,234       48,122
CNET Networks Inc.+                            4,317       47,487
Ascential Software Corp.+                      9,123       47,348
DoubleClick Inc.+                              4,141       47,000
McDATA Corporation "A"+                        2,566       46,573
Quantum DLT & Storage Group+                   4,785       46,415
Cirrus Logic Inc.+                             2,505       46,342


--------------------------------------------------------------------------------
iSHARES SCHEDULES OF INVESTMENTS                                         PAGE 13
iSHARES GOLDMAN SACHS TECHNOLOGY INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
JULY 31, 2001


SECURITY                                      SHARES        VALUE
-----------------------------------------------------------------

COMMON STOCKS (CONTINUED)
-----------------------------------------------------------------
Manugistics Group Inc.+*                       2,132  $    46,286
Storage Technology Corp.+                      3,288       45,276
Edwards (J.D.) & Co.+                          3,551       45,275
Cognos Inc.+                                   2,714       44,808
RSA Security Inc.+*                            1,812       44,376
Corvis Corp.+                                 11,361       44,308
Axcelis Technologies Inc.+                     3,075       43,573
Power-One Inc.+                                2,489       38,580
Tekelec+                                       1,872       38,114
Mentor Graphics Corp.+                         2,019       37,654
GlobeSpan Inc.+                                2,326       37,216
Adaptec Inc.+                                  3,117       36,718
RealNetworks Inc.+                             5,071       35,598
Wind River Systems Inc.+                       2,463       35,270
Micromuse Inc.+                                2,307       35,228
Powerwave Technologies Inc.+                   2,024       34,732
Interwoven Inc.+                               3,261       33,556
Acxiom Corp.+                                  2,826       33,036
Ariba Inc.+*                                   8,045       32,260
Macromedia Inc.+                               1,865       32,078
Internet Security Systems Inc.+*               1,366       31,459
Redback Networks Inc.+                         4,890       31,296
BroadVision Inc.+                              8,656       29,604
Akamai Technologies Inc.+*                     3,453       26,761
Newport Corp.+*                                1,146       26,301
Rambus Inc.+                                   3,149       24,688
Creative Technology Ltd.                       3,027       24,519
Sapient Corp.+*                                3,893       24,331
webMethods Inc.+*                              1,518       23,696
Commerce One Inc.+                             6,219       23,259
Transwitch Corp.+                              2,690       22,166
CMGI Inc.+*                                   10,916       22,050
InfoSpace Inc.+                               10,279       21,483
Red Hat Inc.+                                  5,331       21,111
Exodus Communications Inc.+                   17,531       20,511
Informatica Corp.+                             2,447       20,237
E.piphany Inc.+*                               2,234       19,994
Digital Lightwave Inc.+                          971       19,876
StorageNetworks Inc.+                          3,050       19,063
Agile Software Corp.+                          1,491       17,952
MRV Communications Inc.+                       2,415       16,712
Inktomi Corp.+*                                4,045       16,180
Portal Software Inc.+                          5,432       14,666
Avanex Corp.+*                                 2,059       14,331

                                           SHARES OR
SECURITY                                   PRINCIPAL        VALUE
-----------------------------------------------------------------

Handspring Inc.+                               4,100  $    13,858
At Home Corp. "A"+                            10,188       12,022
Transmeta Corp.+                               4,156       10,056
-----------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $92,997,723)                                    79,166,202
-----------------------------------------------------------------

SHORT TERM INSTRUMENTS - 12.00%
-----------------------------------------------------------------
Dreyfus Money Market Fund++               $3,857,432    3,857,432
Goldman Sachs Financial Square Prime
  Obligation Fund++                        1,781,607    1,781,607
Providian Temp Cash Money Market Fund++    3,857,432    3,857,432
-----------------------------------------------------------------
TOTAL SHORT TERM INSTRUMENTS
(Cost: $9,496,471)                                      9,496,471
-----------------------------------------------------------------

REPURCHASE AGREEMENT - 0.07%
-----------------------------------------------------------------
Investors Bank & Trust Tri-Party
  Repurchase Agreement, dated 07/31/01,
  due 08/01/01, with a maturity value of
  $54,701 and an effective yield of
  3.61%.                                      54,695       54,695
-----------------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
(Cost: $54,695)                                            54,695
-----------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES -- 112.10%
(Cost $102,548,889)                                    88,717,368
-----------------------------------------------------------------
Other Assets, Less Liabilities -- (12.10%)             (9,574,919)
-----------------------------------------------------------------
NET ASSETS -- 100.00%                                 $79,142,449
=================================================================

  *   Denotes all or part of security on loan. See Note 5.
  +   Non-income earning securities.
 ++ Represents investment of collateral received from securities lending transactions. See Note 5.

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
  PAGE 14                                                         [iSHARES LOGO]
iSHARES GOLDMAN SACHS NETWORKING INDEX FUND
SCHEDULE OF INVESTMENTS
JULY 31, 2001



SECURITY                                    SHARES        VALUE
---------------------------------------------------------------

COMMON STOCKS - 100.02%
---------------------------------------------------------------
Motorola Inc.                              181,283  $ 3,388,180
Cisco Systems Inc.+                        129,200    2,483,224
Lucent Technologies Inc.                   308,468    2,066,736
QUALCOMM Inc.+                              22,768    1,439,621
Ciena Corp.+                                36,698    1,216,172
Corning Inc.                                76,343    1,195,531
Agilent Technologies Inc.+                  41,360    1,183,310
Amdocs Ltd.+                                24,878    1,121,251
JDS Uniphase Corp.+                        119,217    1,101,565
Nortel Networks Corp.                      118,462      941,773
Juniper Networks Inc.+                      36,048      926,073
Broadcom Corp. "A"+                         20,346      887,696
Tellabs Inc.+                               45,975      757,208
Comverse Technology Inc.+                   19,216      543,428
Sonus Networks Inc.+                        22,791      500,034
Openwave Systems Inc.+                      18,994      485,487
Scientific-Atlanta Inc.                     18,305      465,862
Agere Systems Inc.+                         81,690      451,746
ADC Telecommunications Inc.+                88,668      435,360
Avaya Inc.+                                 31,895      399,644
Cabletron Systems Inc.+                     21,205      393,777
Extreme Networks Inc.+                      12,728      356,766
ONI Systems Inc.+                           15,321      354,681
Foundry Networks Inc.+                      13,404      282,288
Advanced Fibre Communications Inc.+          9,104      229,876
Sycamore Networks Inc.+                     30,716      215,012
Research in Motion Ltd.+                     8,392      197,464
3Com Corp.+                                 38,001      186,205
Corvis Corp.+                               40,336      157,310
Micromuse Inc.+                              8,206      125,306
Redback Networks Inc.+                      17,384      111,258
Digital Lightwave Inc.+                      3,452       70,662
Avanex Corp.+                                7,298       50,794
---------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $24,509,009)                                  24,721,300
---------------------------------------------------------------


SECURITY                                  PRINCIPAL        VALUE
----------------------------------------------------------------

REPURCHASE AGREEMENT - 0.02%
----------------------------------------------------------------
Investors Bank & Trust Tri-Party
  Repurchase Agreement, dated 07/31/01,
  due 08/01/01, with a maturity value of
  $4,787 and an effective yield of
  3.61%.                                  $  4,787   $     4,787
----------------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
(Cost: $4,787)                                             4,787
----------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES -- 100.04%
(Cost $24,513,796)                                    24,726,087
----------------------------------------------------------------
Other Assets, Less Liabilities -- (0.04%)                 (9,987)
----------------------------------------------------------------
NET ASSETS -- 100.00%                                $24,716,100
================================================================

  +   Non-income earning securities.

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
iSHARES SCHEDULES OF INVESTMENTS                                         PAGE 15
iSHARES GOLDMAN SACHS SEMICONDUCTOR INDEX FUND
SCHEDULE OF INVESTMENTS
JULY 31, 2001



SECURITY                                    SHARES        VALUE
---------------------------------------------------------------

COMMON STOCKS - 99.99%
---------------------------------------------------------------
Motorola Inc.                              168,084  $ 3,141,490
Intel Corp.                                101,790    3,034,360
Texas Instruments Inc.                      80,469    2,776,181
Applied Materials Inc.+                     56,583    2,594,896
STMicroelectronics NV-NY Shares             67,896    2,161,809
Micron Technology Inc.+                     45,630    1,916,460
Analog Devices Inc.+                        27,540    1,266,840
Maxim Integrated Products Inc.+             25,128    1,160,160
Linear Technology Corp.                     24,327    1,060,171
Xilinx Inc.+                                25,254    1,010,160
Altera Corp.+                               29,601      889,806
KLA-Tencor Corp.+                           14,193      771,957
ASM Lithography Holding NV "R"+             35,694      730,656
Broadcom Corp. "A"+                         13,860      604,712
LSI Logic Corp.+                            27,432      597,469
Novellus Systems Inc.+                      10,899      555,522
Advanced Micro Devices Inc.+                26,127      477,079
Teradyne Inc.+                              13,338      453,225
NVIDIA Corp.+                                5,355      433,219
National Semiconductor Corp.+               13,275      425,464
Applied Micro Circuits Corp.+               22,995      394,134
PMC - Sierra Inc.+                          12,555      380,542
Microchip Technology Inc.+                  10,044      364,597
Atmel Corp.+                                35,514      355,495
RF Micro Devices Inc.+                      12,483      341,535
Agere Systems Inc.+                         55,638      307,678
Integrated Device Technology Inc.+           8,181      301,470
AVX Corp.                                   13,365      294,030
Vitesse Semiconductor Corp.+                14,031      277,673
QLogic Corp.+                                7,056      271,021
Marvell Technology Group Ltd.+               8,829      270,962
Cypress Semiconductor Corp.+                 9,729      265,407
Lam Research Corp.+                          9,459      264,757
Micrel Inc.+                                 6,984      235,221
Vishay Intertechnology Inc.+                 9,369      225,324
TriQuint Semiconductor Inc.+                 9,884      223,873
Amkor Technology Inc.+                      11,673      212,449
Arrow Electronics Inc.+                      7,551      201,989
Lattice Semiconductor Corp.+                 8,289      200,594
Semtech Corp.+                               5,292      196,069
Fairchild Semiconductor Corp. "A"+           7,614      181,594
Intersil Holding Corp.+                      5,229      181,446
Conexant Systems Inc.+                      18,909      179,825
International Rectifier Corp.+               4,788      178,784

                                          SHARES OR
SECURITY                                  PRINCIPAL        VALUE
----------------------------------------------------------------

Avnet Inc.                                   7,074   $   168,998
Cree Inc.+                                   5,562       136,047
KEMET Corp.+                                 6,705       129,809
SanDisk Corp.+                               5,202       122,975
Cirrus Logic Inc.+                           6,048       111,888
Adaptec Inc.+                                7,542        88,845
Rambus Inc.+                                 7,605        59,623
Transwitch Corp.+                            6,507        53,618
Transmeta Corp.+                            10,044        24,302
----------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $30,895,348)                                   33,264,210
----------------------------------------------------------------

REPURCHASE AGREEMENT - 0.03%
----------------------------------------------------------------
Investors Bank & Trust Tri-Party
  Repurchase Agreement, dated 07/31/01,
  due 08/01/01, with a maturity value of
  $8,857 and an effective yield of
  3.61%.                                  $  8,856         8,856
----------------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
(Cost: $8,856)                                             8,856
----------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES -- 100.02%
(Cost $30,904,204)                                    33,273,066
----------------------------------------------------------------
Other Assets, Less Liabilities -- (0.02%)                 (5,558)
----------------------------------------------------------------
NET ASSETS -- 100.00%                                $33,267,508
================================================================

  +   Non-income earning securities.

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
  PAGE 16                                                         [iSHARES LOGO]
iSHARES GOLDMAN SACHS SOFTWARE INDEX FUND
SCHEDULE OF INVESTMENTS
JULY 31, 2001



SECURITY                                    SHARES        VALUE
---------------------------------------------------------------

COMMON STOCKS - 99.99%
---------------------------------------------------------------
Oracle Corp.+                              163,504  $ 2,956,152
Microsoft Corp.+                            38,456    2,545,403
Computer Associates International Inc.      58,113    2,003,736
Veritas Software Corp.+                     37,664    1,597,330
Siebel Systems Inc.+                        45,694    1,574,615
PeopleSoft Inc.+                            29,645    1,294,597
Check Point Software Technologies Ltd.+     22,979    1,016,591
Yahoo! Inc.+                                57,167    1,007,283
Amdocs Ltd.+                                22,319    1,005,917
Adobe Systems Inc.                          24,112      903,959
BEA Systems Inc.+                           39,567      872,452
Electronic Arts Inc.+                       13,409      763,240
Intuit Inc.+                                21,043      723,458
Citrix Systems Inc.+                        18,623      623,312
Cadence Design Systems Inc.+                25,080      553,265
Compuware Corp.+                            37,092      508,160
BMC Software Inc.+                          24,563      491,260
Peregrine Systems Inc.+                     14,982      409,758
i2 Technologies Inc.+                       41,448      399,973
Symantec Corp.+                              7,623      367,505
Rational Software Corp.+                    20,493      350,840
Synopsys Inc.+                               6,149      318,211
Parametric Technology Corp.+                26,642      252,300
Network Associates Inc.+                    13,783      232,106
Autodesk Inc.                                5,434      202,634
Cerner Corp.+                                3,509      197,697
Vignette Corp.+                             24,739      196,428
National Instruments Corp.+                  5,126      182,793
TIBCO Software Inc.+                        19,833      179,489
Advent Software Inc.+                        3,113      175,947
NetIQ Corp.+                                 5,324      175,639
Reynolds & Reynolds Co. "A"                  7,293      167,010
Novell Inc.+                                32,021      159,785
Retek Inc.+                                  4,906      157,384
Sybase Inc.+                                10,285      153,041
Manugistics Group Inc.+                      6,776      147,107
Edwards (J.D.) & Co.+                       11,308      144,177
Cognos Inc.+                                 8,635      142,564
Mentor Graphics Corp.+                       6,446      120,218
RealNetworks Inc.+                          16,159      113,436
Micromuse Inc.+                              7,359      112,372
Wind River Systems Inc.+                     7,843      112,312
Interwoven Inc.+                            10,373      106,738
Ariba Inc.+                                 25,641      102,820

                                          SHARES OR
SECURITY                                  PRINCIPAL        VALUE
----------------------------------------------------------------

Internet Security Systems Inc.+              4,345   $   100,065
BroadVision Inc.+                           27,588        94,351
webMethods Inc.+                             4,829        75,381
Commerce One Inc.+                          19,833        74,175
Red Hat Inc.+                               16,984        67,257
Informatica Corp.+                           7,788        64,407
E.piphany Inc.+                              7,117        63,697
Agile Software Corp.+                        4,763        57,346
Inktomi Corp.+                              12,903        51,612
Portal Software Inc.+                       17,292        46,688
At Home Corp. "A"+                          32,450        38,291
----------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $27,681,804)                                   26,554,284
----------------------------------------------------------------

REPURCHASE AGREEMENT - 0.03%
----------------------------------------------------------------
Investors Bank & Trust Tri-Party
  Repurchase Agreement, dated 07/31/01,
  due 08/01/01, with a maturity value of
  $7,358 and an effective yield of
  3.61%.                                  $  7,358         7,358
----------------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
(Cost: $7,358)                                             7,358
----------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES -- 100.02%
(Cost $27,689,162)                                    26,561,642
----------------------------------------------------------------
Other Assets, Less Liabilities -- (0.02%)                 (5,900)
----------------------------------------------------------------
NET ASSETS -- 100.00%                                $26,555,742
================================================================

  +   Non-income earning securities.

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
iSHARES SCHEDULES OF INVESTMENTS                                         PAGE 17
iSHARES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
JULY 31, 2001


                                                           iSHARES GOLDMAN SACHS
                                          -------------------------------------------------------
                                           TECHNOLOGY    NETWORKING   SEMICONDUCTOR    SOFTWARE
                                           INDEX FUND    INDEX FUND    INDEX FUND     INDEX FUND
-------------------------------------------------------------------------------------------------
ASSETS
Investments at cost                       $102,548,889  $ 24,513,796  $ 30,904,204   $ 27,689,162
                                          -------------------------------------------------------
Investments in securities, at market
  value (Note 1)                          $ 88,717,368+ $ 24,726,087  $ 33,273,066   $ 26,561,642
Receivables:
   Investment securities sold                        -     2,214,346             -              -
   Dividends and interest                        6,868             -         1,711              -
   iShares sold                                 14,994             -             -              -
                                          -------------------------------------------------------
Total Assets                                88,739,230    26,940,433    33,274,777     26,561,642
                                          -------------------------------------------------------

LIABILITIES
Payables:
   Investment securities purchased                   -     2,219,034             -              -
   Collateral for securities on loan
     (Note 5)                                9,496,471             -             -              -
   Advisory fees (Note 2)                      100,310         5,299         7,269          5,900
                                          -------------------------------------------------------
Total Liabilities                            9,596,781     2,224,333         7,269          5,900
                                          -------------------------------------------------------

NET ASSETS                                $ 79,142,449  $ 24,716,100  $ 33,267,508   $ 26,555,742
                                          =======================================================

NET ASSETS CONSIST OF:
   Paid-in capital                        $ 92,981,813  $ 24,528,584  $ 30,898,646   $ 27,683,262
   Undistributed net realized loss              (7,843)      (24,775)            -              -
   Net unrealized appreciation
     (depreciation)                        (13,831,521)      212,291     2,368,862     (1,127,520)
                                          -------------------------------------------------------
NET ASSETS                                $ 79,142,449  $ 24,716,100  $ 33,267,508   $ 26,555,742
                                          =======================================================

iShares outstanding                          1,450,000       650,000       450,000        550,000
                                          =======================================================

Net asset value per iShare                $      54.58  $      38.02  $      73.93   $      48.28
                                          =======================================================

--------------------------------------------------------------------------------

  +   Includes securities on loan with market value of $9,045,356.

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
  PAGE 18                                                         [iSHARES LOGO]
iSHARES TRUST
STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED JULY 31, 2001


                                                                       iSHARES GOLDMAN SACHS
                                          --------------------------------------------------------------------------------
                                               TECHNOLOGY            NETWORKING       SEMICONDUCTOR         SOFTWARE
                                             INDEX FUND (A)        INDEX FUND (B)     INDEX FUND (B)     INDEX FUND (B)
--------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME
   Dividends+                                 $     54,565            $      -          $    1,710        $         -
   Interest                                          2,350                   7                  13                 11
   Securities lending income                         4,395                   -                   -                  -
                                          --------------------------------------------------------------------------------
Total investment income                             61,310                   7               1,723                 11
                                          --------------------------------------------------------------------------------

EXPENSES (NOTE 2)
   Advisory fees                                   181,622               5,299               7,268              5,900
                                          --------------------------------------------------------------------------------
Total expenses                                     181,622               5,299               7,268              5,900
                                          --------------------------------------------------------------------------------
Net investment loss                               (120,312)             (5,292)             (5,545)            (5,889)
                                          --------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   Net realized gain (loss) from
     investments                                 1,437,130             (20,359)                  -                  -
   Net change in unrealized appreciation
     (depreciation) on investments             (13,831,521)            212,291           2,368,862         (1,127,520)
                                          --------------------------------------------------------------------------------
Net realized and unrealized gain (loss)        (12,394,391)            191,932           2,368,862         (1,127,520)
                                          --------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                   $(12,514,703)           $186,640          $2,363,317        $(1,133,409)
                                          ================================================================================
--------------------------------------------------------------------------------------------------------------------------
+Net of foreign withholding tax of:           $        582            $      -          $        -        $         -

--------------------------------------------------------------------------------

 (a) For the period from March 13, 2001 (commencement of operations) to July 31, 2001.
 (b) For the period from July 10, 2001 (commencement of operations) to July 31, 2001.

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
iSHARES FINANCIAL STATEMENTS                                             PAGE 19
iSHARES TRUST
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED JULY 31, 2001


                                                                       iSHARES GOLDMAN SACHS
                                          --------------------------------------------------------------------------------
                                               TECHNOLOGY            NETWORKING       SEMICONDUCTOR         SOFTWARE
                                             INDEX FUND (A)        INDEX FUND (B)     INDEX FUND (B)     INDEX FUND (B)
--------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
   Net investment loss                        $   (120,312)         $    (5,292)       $    (5,545)       $    (5,889)
   Net realized gain (loss)                      1,437,130              (20,359)                 -                  -
   Net change in unrealized appreciation
     (depreciation)                            (13,831,521)             212,291          2,368,862         (1,127,520)
                                          --------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                    (12,514,703)             186,640          2,363,317         (1,133,409)
                                          --------------------------------------------------------------------------------

iSHARES TRANSACTIONS:
   iShares sold                                135,257,842           24,529,460         30,904,191         27,689,151
   iShares redeemed                            (43,600,690)                   -                  -                  -
                                          --------------------------------------------------------------------------------
Net increase in net assets from iShares
  transactions                                  91,657,152           24,529,460         30,904,191         27,689,151
                                          --------------------------------------------------------------------------------
Increase in net assets                          79,142,449           24,716,100         33,267,508         26,555,742

NET ASSETS:
Beginning of period                                      -                    -                  -                  -
                                          --------------------------------------------------------------------------------
End of period                                 $ 79,142,449          $24,716,100        $33,267,508        $26,555,742
                                          ================================================================================

iSHARES ISSUED AND REDEEMED:
   iShares sold                                  2,250,000              650,000            450,000            550,000
   iShares redeemed                               (800,000)                   -                  -                  -
                                          --------------------------------------------------------------------------------
Net increase in iShares outstanding              1,450,000              650,000            450,000            550,000
                                          ================================================================================

--------------------------------------------------------------------------------

 (a) For the period from March 13, 2001 (commencement of operations) to July 31, 2001.
 (b) For the period from July 10, 2001 (commencement of operations) to July 31, 2001.

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
  PAGE 20                                                         [iSHARES LOGO]
iSHARES TRUST
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
FOR THE PERIOD ENDED JULY 31, 2001


                                                                           iSHARES GOLDMAN SACHS
                                           --------------------------------------------------------------------------------------
                                                TECHNOLOGY              NETWORKING         SEMICONDUCTOR           SOFTWARE
                                              INDEX FUND (A)          INDEX FUND (B)       INDEX FUND (B)       INDEX FUND (B)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD             $ 56.71                 $ 36.32              $ 65.65              $ 49.12
                                           --------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment loss                             (0.08)                  (0.01)               (0.01)               (0.01)
   Net realized and unrealized gain
     (loss)                                        (2.05)                   1.71                 8.29                (0.83)
                                           --------------------------------------------------------------------------------------
Total from investment operations                   (2.13)                   1.70                 8.28                (0.84)
                                           --------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                   $ 54.58                 $ 38.02              $ 73.93              $ 48.28
                                           ======================================================================================

TOTAL RETURN (NOT ANNUALIZED)                      (3.76)%                  4.68%               12.61%               (1.71)%
                                           ======================================================================================

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000s)              $79,142                 $24,716              $33,268              $26,556
   Ratio of expenses to average net
     assets(c)                                      0.50%                   0.50%                0.50%                0.50%
   Ratio of net investment income
     (loss) to average net assets(c)               (0.33)%                 (0.50)%              (0.38)%               0.50%
   Portfolio turnover rate(d)                          0%(e)                   9%                   0%(e)                0%(e)
---------------------------------------------------------------------------------------------------------------------------------

 (a) For the period from March 13, 2001 (commencement of operations) to July 31, 2001.
 (b) For the period from July 10, 2001 (commencement of operations) to July 31, 2001.
 (c)  Annualized for periods of less than one year.
 (d) Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
 (e)  Rounds to less than 1%.

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
iSHARES FINANCIAL HIGHLIGHTS                                             PAGE 21
iSHARES TRUST
NOTES TO THE FINANCIAL STATEMENTS

1.  SIGNIFICANT ACCOUNTING POLICIES

    iShares Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust was established as a Delaware business trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999. As of July 31, 2001, the Trust offers over 40 investment portfolios or funds.

    The funds offered by the Trust, along with their respective Exchange trading symbols are:

iSHARES S&P SERIES                 iSHARES DOW JONES SERIES           iSHARES RUSSELL SERIES
------------------                 ------------------------           ----------------------
-  iSHARES S&P 100 INDEX FUND      -  iSHARES DOW JONES U.S. TOTAL    -  iSHARES RUSSELL 3000 INDEX
   (OEF)                              MARKET INDEX FUND (IYY)            FUND (IWV)
-  iSHARES S&P 500 INDEX FUND      -  iSHARES DOW JONES U.S. BASIC    -  iSHARES RUSSELL 3000 GROWTH
   (IVV)                              MATERIALS SECTOR INDEX FUND        INDEX FUND (IWZ)
-  iSHARES S&P 500/BARRA GROWTH       (IYM)                           -  iSHARES RUSSELL 3000 VALUE
   INDEX FUND (IVW)                -  iSHARES DOW JONES U.S.             INDEX FUND (IWW)
-  iSHARES S&P 500/BARRA VALUE        CONSUMER CYCLICAL SECTOR INDEX  -  iSHARES RUSSELL 2000 INDEX
   INDEX FUND (IVE)                   FUND (IYC)                         FUND (IWM)
-  iSHARES S&P MIDCAP 400 INDEX    -  iSHARES DOW JONES U.S.          -  iSHARES RUSSELL 2000 GROWTH
   FUND (IJH)                         CONSUMER NON-CYCLICAL SECTOR       INDEX FUND (IWO)
-  iSHARES S&P MIDCAP 400/BARRA       INDEX FUND (IYK)                -  iSHARES RUSSELL 2000 VALUE
   GROWTH INDEX FUND (IJK)         -  iSHARES DOW JONES U.S. ENERGY      INDEX FUND (IWN)
-  iSHARES S&P MIDCAP 400/BARRA       SECTOR INDEX FUND (IYE)         -  iSHARES RUSSELL 1000 INDEX
   VALUE INDEX FUND (IJJ)          -  iSHARES DOW JONES U.S.             FUND (IWB)
-  iSHARES S&P SMALLCAP 600 INDEX     FINANCIAL SECTOR INDEX FUND     -  iSHARES RUSSELL 1000 GROWTH
   FUND (IJR)                         (IYF)                              INDEX FUND (IWF)
-  iSHARES S&P SMALLCAP 600/BARRA  -  iSHARES DOW JONES U.S.          -  iSHARES RUSSELL 1000 VALUE
   GROWTH INDEX FUND (IJT)            HEALTHCARE SECTOR INDEX FUND       INDEX FUND (IWD)
-  iSHARES S&P SMALLCAP 600/BARRA     (IYH)                              iSHARES RUSSELL MIDCAP INDEX
   VALUE INDEX FUND (IJS)          -  iSHA(IYG)                          FUND (IWR)
-  iSHARES S&P GLOBAL 100 INDEX       INDUSTRIAL SECTOR INDEX FUND    -  iSHARES RUSSELL MIDCAP GROWTH
   FUND (IOO)                         (IYJ)                              INDEX FUND (IWP)
-  iSHARES S&P EUROPE 350 INDEX    -  iSHARES DOW JONES U.S.          -  iSHARES RUSSELL MIDCAP VALUE
   FUND (IEV)                         TECHNOLOGY SECTOR INDEX FUND       INDEX FUND (IWS)
-  iSHARES S&P/TSE 60 INDEX FUND      (IYW)
   (IKC)                           -  iSHARES DOW JONES U.S.          iSHARES COHEN & STEERS SERIES
                                      TELECOMMUNICATIONS SECTOR INDEX -----------------------------
iSHARES GOLDMAN SACHS SERIES          FUND (IYZ)                      -  iSHARES COHEN & STEERS REALTY
----------------------------       -  iSHARES DOW JONES U.S.             MAJORS INDEX FUND (ICF)
-  iSHARES GOLDMAN SACHS              UTILITIES SECTOR INDEX FUND
   TECHNOLOGY INDEX FUND (IGM)        (IDU)                           iSHARES NASDAQ SERIES
-  iSHARES GOLDMAN SACHS           -  iSHARES DOW JONES U.S.          ---------------------
   NETWORKING INDEX FUND (IGN)        CHEMICALS INDEX FUND (IYD)      -  iSHARES NASDAQ BIOTECHNOLOGY
-  iSHARES GOLDMAN SACHS           -  iSHARES DOW JONES U.S.             INDEX FUND (IBB)
   SEMICONDUCTOR INDEX FUND (IGW)     FINANCIAL SERVICES INDEX FUND
-  iSHARES GOLDMAN SACHS SOFTWARE     (IYG)                           iSHARES MSCI SERIES
   INDEX FUND (IGV)                -  iSHARES DOW JONES U.S.          -------------------
                                      INTERNET INDEX FUND (IYV)       -  iSHARES MSCI EAFE INDEX FUND
                                   -  iSHARES DOW JONES U.S. REAL        (EFA)
                                      ESTATE INDEX FUND (IYR)

    The investment objective of each fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index, as indicated in the name of each fund. The investment advisor uses a "passive" or index approach to try to achieve each fund's investment objective.

--------------------------------------------------------------------------------
  PAGE 22                                                         [iSHARES LOGO]
iSHARES TRUST
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

    These financial statements relate only to the iShares Goldman Sachs Index Funds (each a "Fund", collectively the "Funds"). Each of the Funds is classified as a non-diversified fund under the 1940 Act. Non-diversified funds generally hold stocks of fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence.

    The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions. Actual results could differ from those estimates.

    SECURITY VALUATION

    Equity securities are valued at the last sales price on the primary securities exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities for which there was no sale price, are valued at the latest quoted bid prices. U.S. Government obligations are valued at the latest quoted bid price. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Mutual fund shares are valued at net asset value. Any securities, including restricted securities or other assets for which market quotations are not readily available, are valued at fair value as determined in good faith in accordance with policies approved by the Board of Trustees of the Trust.

    SECURITY TRANSACTIONS AND INCOME RECOGNITION

    Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

    DISTRIBUTIONS TO SHAREHOLDERS

    Distributions to shareholders from net investment income, if any, are declared and distributed at least annually by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes.

    FEDERAL INCOME TAXES

    Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its net income and any net gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the period ended July 31, 2001.

    For the period ended July 31, 2001, the iShares Goldman Sachs Technology Index Fund incurred net realized capital losses in the amount of $6,226. As permitted by tax regulations, the Fund has elected to defer these losses and treat it as arising in the year ending July 31, 2002.

    For the period ended July 31, 2001, each Fund reclassified certain components of net assets to reflect permanent differences between financial and tax reporting. These differences are primarily attributable to net investment losses and gains or losses on in-kind redemptions. These reclassifications have no effect on the net assets of the Funds.

--------------------------------------------------------------------------------
iSHARES NOTES TO THE FINANCIAL STATEMENTS                                PAGE 23
iSHARES TRUST
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

    For the period ended July 31, 2001, the iShares Goldman Sachs Technology Index Fund realized net capital gains resulting from in-kind redemptions of large blocks of 50,000 iShares ("Creation Units"). Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the Fund reclassed these gains in the amount of $1,448,642 from accumulated net realized gains to paid-in-capital.

    REPURCHASE AGREEMENTS

    Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as a loan by the Fund to the seller, collateralized by securities, which are delivered to the Funds' custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

    The repurchase agreements held by each Fund at July 31, 2001 were fully collateralized by U.S. Government obligations with an interest rate of 5.50%, a maturity date of 05/15/09 and aggregate market values as follows:



  -----------------------------
                      AGGREGATE
                         MARKET
  iSHARES INDEX FUND      VALUE
  -----------------------------
  Goldman Sachs
    Technology        $  62,665
  Goldman Sachs
    Networking           10,444
  Goldman Sachs
    Semiconductor        10,444
  Goldman Sachs
    Software             10,444
  -----------------------------

2.  AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

    Pursuant to an Investment Advisory Agreement with the Trust, Barclays Global Fund Advisors ("BGFA") manages the investment of each Fund's assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Under this agreement, BGFA is responsible for all expenses ("Covered Expenses") of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the executions of portfolio transactions, distribution fees and extraordinary expenses. Expenses related to the organization and initial registration of the Trust were borne by BGFA.

    For its investment management services to each Fund, BGFA is entitled to an annual advisory fee based on the average daily net assets of each Fund as follows:

  ----------------------------
                      ADVISORY
  iSHARES INDEX FUND       FEE
  ----------------------------
  Goldman Sachs
    Technology            0.50%
  Goldman Sachs
    Networking            0.50
  Goldman Sachs
    Semiconductor         0.50
  Goldman Sachs
    Software              0.50
  ----------------------------

    Investors Bank & Trust Company ("Investors Bank") serves as administrator, custodian, transfer agent and securities lending agent for the Funds. As compensation for its services, Investors Bank receives certain out-of-pocket costs, transaction fees, and asset-based fees, which are accrued daily and paid monthly. These fees are Covered Expenses as defined above.

--------------------------------------------------------------------------------
  PAGE 24                                                         [iSHARES LOGO]
iSHARES TRUST
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

    SEI Investments Distribution Company serves as each Fund's underwriter and distributor of the shares of each Fund, pursuant to a Distribution Agreement with the Trust. The distributor will deliver the Prospectus and Statement of Additional Information, if so requested, to persons purchasing Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it.

    Barclays Global Investors Services ("BGIS"), a subsidiary of Barclays Global Investors, N.A., may serve as a broker-dealer for the Funds. For the period ended July 31, 2001, BGIS received brokerage commissions from the iShares Goldman Sachs Technology Index Fund in the amount of $50, related to the purchases and sales of portfolio investments.

    Certain of the officers of the Trust are also employees of Investors Bank.

3.  INVESTMENT PORTFOLIO TRANSACTIONS

    Purchases and sales of investments (excluding in-kind transactions and short-term securities) for the period ended July 31, 2001, were as follows:

  ------------------------------------------
  iSHARES INDEX FUND   PURCHASES       SALES
  ------------------------------------------
  Goldman Sachs
    Technology        $  201,841  $  185,103
  Goldman Sachs
    Networking         2,219,034   2,214,346
  ------------------------------------------

    In-kind transactions for the period ended July 31, 2001 were as follows:

  ---------------------------------------------
                           IN-KIND      IN-KIND
  iSHARES INDEX FUND     PURCHASES        SALES
  ---------------------------------------------
  Goldman Sachs
    Technology        $141,308,115  $49,764,260
  Goldman Sachs
    Networking          24,524,680            -
  Goldman Sachs
    Semiconductor       30,895,348            -
  Goldman Sachs
    Software            27,681,804            -
  ---------------------------------------------

    At July 31, 2001 the aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

  ----------------------------------------------------------------------------
                                                                NET UNREALIZED
                               TAX    UNREALIZED    UNREALIZED    APPRECIATION
  iSHARES INDEX FUND          COST  APPRECIATION  DEPRECIATION  (DEPRECIATION)
  ----------------------------------------------------------------------------
  Goldman Sachs
    Technology        $102,550,506  $  1,313,178  $(15,146,316) $  (13,833,138)
  Goldman Sachs
    Networking          24,538,571     1,190,779    (1,003,263)        187,516
  Goldman Sachs
    Semiconductor       30,904,204     2,737,720      (368,858)      2,368,862
  Goldman Sachs
    Software            27,689,162       762,706    (1,890,226)     (1,127,520)
  ----------------------------------------------------------------------------

4.  iSHARES TRANSACTIONS

    At July 31, 2001, there were an unlimited number of no par value shares of beneficial interest ("iShares") authorized. iShares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, iShares are not redeemable. Transactions in iShares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

--------------------------------------------------------------------------------
iSHARES NOTES TO THE FINANCIAL STATEMENTS                                PAGE 25
iSHARES TRUST
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

    The consideration for purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of equity securities constituting a substantial replication, or a portfolio sampling representation, of the stocks involved in the relevant Fund's underlying index and an amount of cash. A purchase transaction fee and a redemption transaction fee are charged to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units of iShares.

5.  LOANS OF PORTFOLIO SECURITIES

    Each Fund may lend its investment securities to approved borrowers such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received is required to have a value to at least 102% of the market value of the loaned securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Funds of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

    As of July 31, 2001, the iShares Goldman Sachs Technology Index Fund had loaned securities which were collateralized by cash. The cash collateral received was invested in money market mutual funds. The market value of the securities on loan at July 31, 2001 was $9,045,356 and the value of the related collateral was $9,496,471.

6.  NEW ACCOUNTING PRONOUNCEMENT

    In November 2000, the American Institute of Certified Public Accountants issued a revised Audit and Accounting Guide, Audits of Investment Companies, which is effective for fiscal years beginning after December 15, 2000. The requirements of the new audit guide did not have a material impact on the net assets of the Funds, or on the presentation of the Funds' financial statements.

--------------------------------------------------------------------------------
  PAGE 26                                                         [iSHARES LOGO]

REPORT OF INDEPENDENT ACCOUNTANTS

The Board of Trustees and Shareholders
iShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the funds comprising the iShares Goldman Sachs Index Funds (the "Funds"), as listed on the table of contents at July 31, 2001, and the results of their operations, the changes in their net assets and their financial highlights for the periods then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
San Francisco, California
August 31, 2001

--------------------------------------------------------------------------------
iSHARES REPORT OF INDEPENDENT ACCOUNTANTS                                PAGE 27
iSHARES TRUST
SUPPLEMENTAL INFORMATION (UNAUDITED)

The chart below presents information about the differences between the daily closing price on secondary markets for shares of an iShares Fund and that Fund's net asset value. Net asset value, or "NAV", is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares at the close of regular trading (normally 4:00 p.m. Eastern time) every day the New York Stock Exchange is open. The "Closing Price" of each iShares Fund is the price of the last reported trade for shares of such Fund on any major market. Each Fund's Closing Price may be below, at, or above its NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The trading price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (generally expressed as a percentage) between the NAV and Closing Price of a Fund on a given day. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV. A major reason for differences is that timing discrepancies can exist between the NAV and Closing Price of a Fund. Trading activity varies and it is important to note that the date/time of the last trade (which is recorded as the Closing Price) may not take place at exactly 4:00 p.m. EST when the iShares Funds normally calculate NAV. Each Fund normally trades on one or more exchanges until 4:15 p.m. EST. "Price Discovery" is a term for the constant flows of information among investors, corporations and financial institutions, and can cause market prices to change and evolve throughout the trading day, even after markets are closed. Price Discovery between 4:00 p.m. and 4:15 p.m. EST may result in a difference between the NAV and Closing Price of each Fund.

The following information shows the frequency distributions of premiums and discounts for the iShares Goldman Sachs Technology Index Fund. The information shown for this Fund is for the full calendar quarter completed after the inception date of the Fund through June 30, 2001, the date of the most recent calendar quarter-end. Charts for the iShares Goldman Sachs Networking, Semiconductor and Software Index Funds are not presented as these Funds did not commence operations until July 10, 2001 and did not have any performance to report as of June 30, 2001.

THE VERTICAL COLUMN OF THE CHART SHOWS THE PREMIUM OR DISCOUNT EXPRESSED AS A PERCENTAGE OF NAV. THE HORIZONTAL COLUMN INDICATES THE NUMBER OF TRADING DAYS IN THE PERIOD COVERED BY THE CHART. EACH BAR IN THE CHART SHOWS THE NUMBER OF TRADING DAYS IN WHICH THE ISHARES FUND TRADED WITHIN THE PREMIUM/DISCOUNT RANGE INDICATED. ALL DATA PRESENTED HERE REPRESENTS PAST PERFORMANCE, WHICH CANNOT BE USED TO PREDICT FUTURE RESULTS.

--------------------------------------------------------------------------------
  PAGE 28                                                         [iSHARES LOGO]
iSHARES TRUST
SUPPLEMENTAL INFORMATION (UNAUDITED) (CONTINUED)

                  iSHARES GOLDMAN SACHS TECHNOLOGY INDEX FUND
              PERIOD COVERED: APRIL 1, 2001 THROUGH JUNE 30, 2001

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                    [CHART]

        PREMIUMS/DISCOUNTS           NUMBER OF DAYS

6.0%                                              0
5.5%                                              0
5.0%                                              0
4.5%                                              1
4.0%                                              0
3.5%                                              0
3.0%                                              1
2.5%                                              1
2.0%                                              1
1.5%                                              3
1.0%                                              2
0.5%                                              4
Less Than 0.5% - Greater Than -0.5%              38
-0.5%                                             7
-1.0%                                             1
-1.5%                                             3
-2.0%                                             0
-2.5%                                             0
-3.0%                                             0
-3.5%                                             0
-4.0%                                             1
-4.5%                                             0
-5.0%                                             0
-5.5%                                             0
-6.0%                                             1


--------------------------------------------------------------------------------
iSHARES SUPPLEMENTAL INFORMATION                                         PAGE 29

                      THIS PAGE INTENTIONALLY LEFT BLANK.

[LOGO]

45 Fremont Street
San Francisco, CA 94105

www.ishares.com

1-800-iSHARES

1-800-474-2737

iShares are distributed by SEI Investments Distribution Co. Barclays Global Fund Advisors serves as an adviser to iShares and is a subsidiary of Barclays Global Investors, N.A., neither of which is affiliated with SEI.

IBT serves as administrator, custodian, securities lending agent and transfer agent for the iShares Goldman Sachs Series.

iShares are not sponsored, endorsed, issued, sold or promoted by Goldman, Sachs & Co. Nor does this company make any representation regarding the advisability of investing in iShares.

(C)2001 Barclays Global Investors. All rights reserved. iShares is a registered trademark of Barclays Global Investors, N.A. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

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